Note 5 - Acquisitions (Details) - Detail of Amounts Related to Kentucky Property- Five Mile (Kentucky Property [Member], USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 28, 2012	Dec. 18, 2012
Noncash or Part Noncash Acquisitions [Line Items]
Other	$ 8,000	$ 8,000
Total advances for acquistion of coal property	21,855,000	21,855,000		11,000,000
Warrant [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Shares	6,122,000	6,122,000
Common Stock [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Shares	4,725,000	4,725,000
Kentucky Fuel Corporation [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Promissory Note	7,500,000	7,500,000	7,500,000
Williams Industries LLC [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Promissory Note	2,000,000	2,000,000	2,000,000
RJLT Investments LLC [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Promissory Note	$ 1,500,000	$ 1,500,000	$ 1,500,000